ENTITY-WIDE DISCLOSURES - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 customer	Jun. 30, 2023 customer	Jun. 30, 2024 segment customer	Jun. 30, 2023 customer
Disclosure of major customers [line items]
Number of reportable operating segments | segment			1
Percentage of entity's revenue (as a percent)	26.70%		15.40%
Number of customers | customer	2	3	1	0
Customer One
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)	16.20%
Customer Two
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)	10.50%